Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 14.9	$ 15.7	$ 19.3
Common Stock, Authorized	450,000,000	0
Common Stock, Issued	120,010,462	0
Common Stock, Outstanding	120,010,462	0